ORGANIZATION - Consolidated VIE Structured By The Contractual Agreements - (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Total assets			¥ 10,480,397		¥ 12,312,490		$ 1,519,516
Total liabilities			3,853,110		7,166,693		558,650
Net revenues			13,292,982	$ 1,927,301	7,965,323	¥ 4,033,418
Net loss	¥ (319,164)	¥ (342,673)	488,246	70,790	578,653	(5,602,990)
Net cash (used in)/provided by operating activities			19,818	2,875	123,447	(2,376,832)
Net cash used in investing activities			(798,046)	(115,706)	337	(1,712,333)
Net cash (used in)/ provided by financing activities			(2,276,260)	(330,027)	1,514,660	4,029,070
Effect of foreign exchange rate changes on cash and cash equivalents			77,133	11,183	(22,215)	17,711
Net increase/(decrease) in cash and cash equivalents			(2,977,355)	(431,675)	1,616,229	(42,384)
Cash and cash equivalents and restricted cash at beginning of years	4,939,045	4,939,045	6,555,274	950,425	4,939,045	4,981,429
Cash and cash equivalents and restricted cash at end of years			3,577,919	518,750	6,555,274	4,939,045
VIE
Variable Interest Entity [Line Items]
Total assets			6,865		106,998		995
Total liabilities			2,864		95,488		$ 415
Net loss			¥ (23,542)	$ (3,413)	(22,750)	(15,464)
Net cash (used in)/provided by operating activities					(58,781)	58,819
Net cash used in investing activities						(47)
Net increase/(decrease) in cash and cash equivalents					(58,781)	58,772
Cash and cash equivalents and restricted cash at beginning of years	¥ 58,781	¥ 58,781			¥ 58,781	9
Cash and cash equivalents and restricted cash at end of years						¥ 58,781